ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Pactera Technology International Ltd. (“Pactera International” or the “Company”, formerly known as Hisoft Technology International Limited) was incorporated in the Cayman Islands on May 27, 2004 as the holding company for a group of companies.  Pactera International and its subsidiaries (collectively the “Group”) provide outsourced technology services primarily in the People’s Republic of China (the “PRC”), Hong Kong, the United States of America (“U.S.”), Asia South, Europe, and Japan.

In June 2010, the Company completed an initial public offering (“IPO”), and issued 8,717,971 American depositary shares (“ADSs”) representing 8,717,971 of the Company’s common shares.

Immediately prior to the completion of the IPO, all of the Company’s then outstanding preferred shares were automatically converted into common shares.

In December 2010, the Company completed an additional public offering, and issued 681,091ADSs, representing 681,091 common shares as part of the offering.

The Group commenced its operations as Dalian Haihui SCI-TECH Co., Ltd. (“Haihui Dalian”), a domestic limited liability company established in November 1996 in the PRC.  On May 27, 2004, the shareholders of Haihui Dalian (the “Founders”) incorporated Pactera International in the Cayman Islands with the same identical shareholders.

On November 9, 2012, in connection with the completion of the merger of equals with VanceInfo Technologies Inc. (“VanceInfo”), a listed company on NYSE providing IT services and offshore software development services, the Company changed its corporate name to “Pactera Technology International Ltd. VanceInfo was delisted from NYSE immediately after the merger with the Group. According to the agreement and plan of merger dated August 10, 2012 as amended (“Merger Agreement”), the Company and the shareholders of VanceInfo each owned approximately 50% of the combined company. Each outstanding common share of VanceInfo was exchanged for the right to receive one common share of the Company and each American Depositary Share of VanceInfo, each of which represents one ordinary share, was exchanged for the right to receive one American Depositary Share of the Company.

Immediately prior to the merger of equals, the Company effected a 13.9482 to 1 common share consolidation and changed the ratio of the Company’s ADSs representing common shares from one ADS for nineteen common shares to one ADS for one common share. As a result, the shares data and the basic and diluted net income per share were adjusted retroactively for all periods presented.

As of December 31, 2012, the Company’s subsidiaries and variable interest entity are as follows:

Subsidiaries and variable interest entity

	Later of date of
	incorporation	Place of	Percentage of
Subsidiaries	or acquisition	incorporation	legal ownership

Partera Technology Japan Co., Ltd. (“Pactera Japan”) (formerly known as Hisoft Japan Co., Ltd.)	August 1, 2002	Japan	100%
DMK International, Inc. (“DMK International”)	September 4, 2003	U.S.	100%
HiSoft Technology (Dalian) Co., Ltd. (“Hisoft Dalian”)	July 27, 2004	PRC	100%
HiSoft Systems Holdings Limited (“HiSoft Systems Holdings”)	September 26, 2005	British Virgin Islands	100%
HiSoft Holdings Limited (“HiSoft Holdings”)	September 28, 2005	British Virgin Islands	100%
HiSoft Systems Hong Kong Limited (“HiSoft Hong Kong”)	October 12, 2005	Hong Kong	100%
HiSoft Systems (Shenzhen) Limited (“HiSoft Shenzhen”)	November 9, 2005	PRC	100%
HiSoft Services (Beijing) Limited (“HiSoft Beijing”)	November 10, 2005	PRC	100%
HiSoft Envisage, Inc. (“Hisoft Envisage”)	December 31, 2006	U.S.	100%
HiSoft Technology (Chengdu) Co., Ltd. (“HiSoft Chengdu”)	April 4, 2007	PRC	100%
Pactera Singapore Pte. Ltd. (“Pactera Singapore “) (formerly known as Hisoft Technology (Singapore) Pte Ltd.)	December 1, 2007	Singapore	100%
HiSoft Wave, Inc. (“Wave”)	December 31, 2007	U.S.	100%
Wuxi HiSoft Services Limited (“HiSoft Wuxi”)	January 8, 2009	PRC	100%
AllianceSPEC Pte. Ltd. (“AllianceSPEC”)	December 1, 2009	Singapore	100%
Wuxi Hisoft TechnologyTraining Co,. Ltd. (“Wuxi Training Center”)	December 25, 2009	PRC	100%
Beijing Horizon Information & Technology Co., Ltd. (“Horizon Information”)	February 1, 2010	PRC	100%
Insurance Systems Laboratory Co., Ltd. (“ISL”)	July 1, 2010	Japan	100%
HiSoft Jinxin Technology (Beijing) Co., Ltd. (“HiSoft Jinxin”)	January 26, 2011	PRC	100%
NouvEON Technology Partners, Inc. (“NouvEON”)	July 1, 2011	U.S.	100%
Shanghai HURO Digital Technology Co., Ltd. (“HURO”)	October 1, 2011	PRC	100%
Logoscript International S.L. and its subsidiaries (“Logoscript”)	February 1, 2012	Spain	100%
Beijing GloryCube Technology Co., Ltd. (“Glory”)	June 1, 2012	PRC	100%
Bearing Point Holdings Pty. Limited and its subsidiaries (“Bearing Point”)	July 1, 2012	Australia	100%
HiSoft Technology (Shenzhen) Co., Ltd. (“Hisoft Shenzhen Inoformation”)	May 11, 2012	PRC	100%
VanceInfo Technologies Inc.(“VanceInfo”)	November 9, 2012	Cayman Islands	100%
VanceInfo Creative Software Technology Limited (“VanceInfo Beijing”)	November 9, 2012	PRC	100%
Pactera Technology Limited (“VanceInfo BVI”)	November 9, 2012	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 9, 2012	Japan	99.9%
Pactera Technologies Inc. (“VanceInfo US”)	November 9, 2012	U.S.	100%
Pactera (Hong Kong) Limited (“Pactera Hong Kong”)	November 9, 2012	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“VanceInfo Shanghai”)	November 9, 2012	PRC	100%
VanceInfo Technologies Limited (“VanceInfo Tianjin”)	November 9, 2012	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“VanceInfo Shanghai Creative”)	November 9, 2012	PRC	100%
Pactera Malaysia Inc. Sdn. Bhd. (“ Pactera Malaysia”)	November 9, 2012	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“VanceInfo Shenzhen”)	November 9, 2012	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“VanceInfo Nanjing”)	November 9, 2012	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	November 9, 2012	Hong Kong	100%
TP (Hong Kong) Limited (“TP Hong Kong”)	November 9, 2012	Hong Kong	100%
TP Consultants Limited (“TP Consultants”)	November 9, 2012	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	November 9, 2012	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	November 9, 2012	PRC	100%
Pactera Financial Service Limited (“Pactera Financial Service”, formerly named “Link Result Limited”)	November 9, 2012	Hong Kong	100%
VanceInfo Data Service (Shanghai) Co., Ltd. (“VanceInfo Data”)	November 9, 2012	PRC	100%
Beijing Viatt Information Technology Co., Ltd. (“Beijing Viatt”)	November 9, 2012	PRC	100%
Lifewood Technology Limited (“Lifewood Technology”)	November 9, 2012	Hong Kong	100%
Lifewood Data Technology Limited (“Lifewood Data)	November 9, 2012	Hong Kong	100%
Lifewood Data Technology (Dongguan) Limited (“Lifewood Dongguan”)	November 9, 2012	PRC	100%
VanceInfo Technologies Australia Pty. Ltd. (“VanceInfo Australia”)	November 9, 2012	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. (“Beijing DPC”)	November 9, 2012	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. (“Beijing KPW”)	November 9, 2012	PRC	100%
VanceInfo Singapore Pte. Ltd. (“VanceInfo Singapore)	November 9, 2012	Singapore	100%
Pactera Financial Solutions Limited (“Pactera Financial Solutions”)	November 9, 2012	BVI	83.5%
Beijing Sunwin Corporation Limited (“ Sunwin”)	November 9, 2012	PRC	100%
Beijing VanceInfo Airsoft Technology Ltd. (“VanceInfo Airsoft”)	November 9, 2012	PRC	100%
Suzhou VanceInfo Creative Software Technology Limited (“VanceInfo Creative Software”)	November 9, 2012	PRC	100%
Nanjing VanceInfo Technologies Training Center (“Nanjing Training Center”)	November 9, 2012	PRC	100%
Variable interest entity

Dalian Haihui SCI-TECH Co., Ltd. (“Haihui Dalian”) (Note)	November 11, 1996	PRC	Consolidated VIE

Note: In July 2004, Pactera International entered into a serious of contractual arrangements with the Group’s VIE, Hisoft Technology (Dalian) Co., Ltd (“Hisoft Dalian”) in Dalian, PRC. The contractual agreements provide the Group with the power to direct the activities that most significantly affects the economic performance of the Hisoft Dalian and enable the Group to receive the substantial economic benefits of the Hisoft Dalian. Such contractual agreements enable us to (1) receive substantially all of the economic benefit from Haihui Dalian; (2) have an exclusive option to purchase all or part of the equity interest in Hisoft Dalian at a nominal price or the minimum price permitted under applicable laws; (3) have to power to direct the activities that most significantly affect the economic performance of Haihui Dalian.

The business operation and revenue of Haihui Dalian were minimal in years 2010, 2011 and 2012 and the assets and liabilities are insignificant. The revenue in years 2010, 2011 and 2012 were nil, $4 and nil, respectively. The total assets as of December 31, 2011 and 2012 were $331 and $312, respectively. The total liability as of December 31, 2011 and 2012 were $630 and $642, respectively. The Company intends to keep Haihui Dalian dormant in the future. The Company does not believe there is any significant risk in relation to the VIE structure that may have an impact to its business and financial position.